6. MINERAL PROPERTY INTERESTS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Mineral Property Interests Details Narrative
Amount invested in Entrée-OTLLC Joint Venture to advance the Joint Venture Property	$ 25,500,000
OTLLC contributed on behalf of the Company	Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 8).
Acquisition of patented and unpatented lode claims within or contiguous to the boundaries of its Ann Mason Project	The Company paid $3,721,170 and issued 40,000 common shares valued at $52,293.
Gain on sale of mineral property interests in the Northling property	104,914
Mystique property impairment of mineral property	$ 486,746
Agreement with Empirical Discovery	Company entered into an agreement with Empirical Discovery, LLC to purchase a 100% interest in the Lordsburg and Oak Grove properties, subject to a 2% NSR royalty, pursuant to which the Company paid $100,000 and issued 500,000 common shares valued at $326,483. Empirical has an option, until June 1, 2013, to reacquire the Oak Grove property for no consideration as Entrée did not complete a minimum amount of drilling prior to January 1, 2013.